Financial Information as per operating segments (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 2,565,556,067	$ 2,711,434,948	$ 2,484,712,280
Domestic Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,448,913,805	2,559,606,624	2,354,364,404
Exports Sales [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 116,642,262	$ 151,828,324	$ 130,347,876